LEASES - Schedule Of Maturities Of Lease Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Total Operating Leases
2021	¥ 3,858	¥ 3,236
2022	3,826	3,231
2023	3,733	3,157
2024	3,660	3,031
2025	3,466	2,921
Thereafter	25,730	18,077
Total minimum lease payments	44,273	33,653
Less: amount representing interest	(13,819)	(11,598)
Present value of minimum lease payments	30,454	¥ 22,055
Total Finance Leases
2021	129
2022	144
2023	146
2024	147
2025	147
Thereafter	3,575
Total minimum lease payments	4,288
Less: amount representing interest	(1,760)
Present value of minimum lease payments	¥ 2,528